Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 24	$ 38
Provision for credit losses
Purchases	2	1
Changes in risk, parameters and exposures	(3)	(3)
Exchange rate and other	(1)
Balance at end of period	22	36
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	6
Provision for credit losses
Purchases	2	1
Changes in risk, parameters and exposures	(2)	(1)
Balance at end of period	5	6
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	19	32
Provision for credit losses
Changes in risk, parameters and exposures	(1)	(2)
Exchange rate and other	(1)
Balance at end of period	$ 17	$ 30